CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and Cash Equivalents	$ 3,052,694	$ 11,146,534
Accounts Receivable, Net	1,460,251	1,529,052
Markers Receivable	170,892,037	188,549,136
Prepaid Expenses and Other Assets	1,448,155	348,777
Total Current Assets	176,853,137	201,573,499
Intangible Assets (net of accumulated amortization of $58,496,618 and $42,105,966 at December 31, 2015 and December 31, 2014, respectively)	105,645,737	121,968,648
Goodwill	0	17,753,907
Property and Equipment (net of accumulated depreciation of $169,798 and $108,913 at December 31, 2015 and December 31, 2014, respectively)	241,927	322,149
Other Assets	0	23,427
TOTAL ASSETS	282,740,801	341,641,630
CURRENT LIABILITIES
Lines of Credit Payable	41,908,984	32,392,020
Accrued Expenses	6,030,996	11,682,653
Loan Payable, Shareholders, current	2,827,584	2,612,490
Total Current Liabilities	64,996,064	83,088,675
Total Liabilities	$ 64,996,064	$ 130,382,820
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	$ 0	$ 0
Ordinary Shares, $0.0001 par value,Authorized 500,000,000 shares; 62,307,794 and 60,452,314 issued and outstanding at December 31, 2015 and December 31, 2014, respectively.	6,230	6,044
Additional Paid-in Capital	133,236,655	130,048,153
Retained Earnings	83,861,247	80,653,190
Accumulated Other Comprehensive Income	640,605	551,423
Total Shareholders' Equity	217,744,737	211,258,810
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	282,740,801	341,641,630
Bao Li Gaming [Member]
CURRENT LIABILITIES
Change In Fair Value Of Contingent Consideration Business Acquisition	14,228,500	22,662,750
Acquisition-Contingent Purchase Price Obligation, net of current portion	0	19,628,881
Oriental VIP Room [Member]
CURRENT LIABILITIES
Change In Fair Value Of Contingent Consideration Business Acquisition	0	13,738,762
Acquisition-Contingent Purchase Price Obligation, net of current portion	$ 0	$ 27,665,264